Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 191,652
Notice	679,654
Term	641,107
Total deposits	1,512,413	$ 1,502,322
Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	42,328
Total deposits	42,328	37,882
Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	191,652
Notice	679,654
Term	373,838
Total deposits	1,245,144	1,267,104
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	26,153
Notice	479,809
Term	132,464
Total deposits	638,426	650,396
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	9,908
Notice	242
Term	14,379
Total deposits	24,529	27,233
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	155,591
Notice	199,603
Term	226,995
Total deposits	582,189	589,475
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	224,941
Total deposits	224,941	197,336
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	910,026
Canada [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	30,334
Canada [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	803,871
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	356,167
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	18,166
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	429,538
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	75,821
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	61,296	60,796
Canada [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	848,730	834,275
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	528,575
United States [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,300
United States [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	438,433
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	282,259
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,403
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	151,771
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	84,842
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	70,447	73,364
United States [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	458,128	468,328
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	73,812
International [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,694
International [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,840
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,960
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	880
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	64,278
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0	1
International [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 73,812	$ 65,558